Short term investments (Details Narrative)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Cash and Cash Equivalents [Abstract]
Short term investments	$ 2,599,455	¥ 18,411,162	¥ (0)	¥ 0
Investment amount	3,018,122,000	21,376,451,000
Investment fair value	$ 418,666,000	¥ 2,965,289,000